Goodwill (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Carrying Amount of Goodwill

The following table summarizes the changes between June 30, 2012 and March 31, 2013 in the carrying amount of goodwill in total and by reporting segment:

(Dollars in millions)	Oral Technologies	Medication Delivery Solutions	Development & Clinical Services	Total
Balance at June 30, 2012 (1)	$839.8	$—	$190.1	$1,029.9
Additions/(impairments)	—	—	1.0	1.0
Foreign currency translation adjustments	(4.6)	—	(3.2)	(7.8)
Balance at March 31, 2013	$835.2	$—	$187.9	$1,023.1

(1)	The opening balance is reflective of historical impairment charges related to the Medication Delivery Solutions segment of approximately $158.0 million .

The following table summarizes the changes in the carrying amount of goodwill in total and by reporting segment:

(in millions)	Oral Technologies	Medication Delivery Solutions	Development & Clinical Services	Total
Balance at June 30, 2010(1)	$826.0	$—	$22.9	$848.9
Foreign currency translation adjustments	54.8	—	2.3	57.1
Balance at June 30, 2011	880.8	—	25.2	906.0
Additions/(impairment)	—	—	169.4	169.4
Foreign currency translation adjustments	(41.0)	—	(4.5)	(45.5)
Balance at June 30, 2012	$839.8	$—	$190.1	$1,029.9

(1)	The opening balance is reflective of historical impairment charges related to the Medication Delivery Solutions segment of approximately $158.0 million.